Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended	67 Months Ended	107 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Without Sales Load [Member] | C000219699
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%	2.86%	3.48%
Without Sales Load [Member] | C000219700
Average Annual Return [Line Items]
Average Annual Return, Percent	7.74%	4.24%	4.93%
Without Sales Load [Member] | C000219701
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%	6.97%	7.82%
Without Sales Load [Member] | C000219702
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%	9.70%	10.70%
Without Sales Load [Member] | C000171896
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%	8.55%			7.58%
Without Sales Load [Member] | C000153271
Average Annual Return [Line Items]
Average Annual Return, Percent	17.48%	16.65%				11.94%
Without Sales Load [Member] | C000153272
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	14.63%				9.79%
Without Sales Load [Member] | C000216288
Average Annual Return [Line Items]
Average Annual Return, Percent	18.20%	13.94%		16.66%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	(0.52%)	(0.10%)
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	(0.52%)	(0.10%)
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%	12.79%	13.95%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%	12.79%	13.95%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%	15.67%			14.68%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%	15.12%				12.96%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%	15.12%				12.96%
ICE U.S. 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.58%	15.11%		13.76%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%	12.79%	13.95%
BlackRock ESG Aware Conservative Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%	2.91%	3.53%
S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%	3.65%	4.22%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%	12.79%	13.95%
BlackRock ESG Aware Moderate Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.79%	4.28%	4.98%
S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%	5.00%	5.64%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	(0.52%)	(0.10%)
BlackRock ESG Aware Balanced Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%	7.01%	7.87%
S&P Target Risk Balanced Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%	7.70%	8.45%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	(0.52%)	(0.10%)
BlackRock ESG Aware Aggressive Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.14%	9.73%	10.74%
S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	10.39%	11.26%
MSCI USA Small Cap Minimum Volatility Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	8.67%			7.76%
STOXX U.S. Equity Factor Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.56%	16.78%				12.12%
STOXX U.S. Small-Cap Equity Factor Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%	14.87%				10.09%
NYSE FactSet U.S. Tech Breakthrough Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	14.19%		16.94%